UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:    March 31, 2006

Check here if Amendment [  ];  Amendment Number
This amendment (check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Thomas H. Lee
Address:     c/o Thomas H. Lee Partners, L.P.
             100 Federal Street, 35th Floor
             Boston, MA 02110

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Charles P. Holden
Title:       Vice President of Finance
Phone:       (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 15th day of May, 2006.

Thomas H. Lee
------------------------------------
(Name of Institutional Manager)


/s/ Charles P. Holden
------------------------------------
(Signature of Person Duly Authorized to Submit This Report)


Number of Other Included Managers           0

Form 13F Information Table Entry Total      5

Form 13F Information Table Value Total      $2,107,457,105

      Name:             13F File No.:        Name:               13F File No.:
      -----             -------------        -----               -------------

1.                                     6.
   ------------------    ----------       -------------------     -----------
2.                                     7.
   ------------------    ----------       -------------------     -----------
3.                                     8.
   ------------------    ----------       -------------------     -----------
4.                                     9.
   ------------------    ----------       -------------------     -----------
5.                                     10.
   ------------------    ----------       -------------------     -----------


        Item 1            Item 2         Item 3           Item 4           Item 5                         Item 6
        ------            ------         ------           ------           ------                         ------

                                                                          Shares of
        Name of          Title of                       Fair Market       Principal
        Issuer             Class      CUSIP Number         Value           Amount                  Investment Discretion
                                                                                          ----------------------------------------
                                                                                           (a) Sole     (b) Shared    (c) Shared
                                                                                                        as Defined       Other
                                                                                                        in Instr. V
Refco, Inc.              Common          75866G109        12,707,628       48,875,492      48,875,492

Fairpoint
Communications, Inc.     Common          305560104        53,435,984        3,866,569       3,866,569

Spectrum Brands Inc.     Common          755081106       261,994,220       12,062,349      12,062,349

Warner Music Group       Common          934550104     1,204,994,782       55,555,315      55,555,315

Fidelity National
Information Systems,     Common          31620M106       574,324,491       14,163,366      14,163,366
Inc.

COLUMN TOTALS                                          2,107,457,105



** TABLE CONTNUED **



        Item 1               Item 7                        Item 8
        ------               ------                        ------

                            Managers                  Voting Authority
        Name of               see          ------------------------------------
        Issuer              Instr. V                      (Shares)

                                           (a) Sole      (b) Shared      (c) No

Refco, Inc.                                 48,875,492

Fairpoint
Communications, Inc.                         3,866,569

Spectrum Brands Inc.                        12,062,349

Warner Music Group                          55,555,315

Fidelity National
Information Systems,                        14,163,366
Inc.

COLUMN TOTALS




** TABLE COMPLETE **